LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–14.00%
Federal Home Loan Mortgage Corp. REMICS
Series 4141 PA 1.50% 12/15/42	4,920,194	$4,146,715
•Series 4347 WF 4.84% (SOFR30A + 0.51%) 1/15/40	557,008	553,660
•Series 4367 GF 4.79% (SOFR30A + 0.46%) 3/15/37	1,514,534	1,502,700
•Series 4419 AF 4.78% (SOFR30A + 0.45%) 6/15/40	902,110	895,033
•Series 4730 WF 4.79% (SOFR30A + 0.46%) 8/15/38	1,688,257	1,675,113
•Series 4906 WF 4.84% (SOFR30A + 0.51%) 12/15/38	2,057,800	2,029,559
Series 4948 E 2.50% 10/25/48	284,205	255,994
Series 5115 CD 1.00% 8/15/44	4,624,986	3,974,309
•Series 5480 FG 5.49% (SOFR30A + 1.15%) 12/25/54	3,192,264	3,193,803
•Series 5484 FA 5.54% (SOFR30A + 1.20%) 12/25/54	2,235,664	2,239,357
•Series 5493 FK 5.49% (SOFR30A + 1.15%) 1/25/55	2,813,061	2,815,749
•Series 5500 FA 5.54% (SOFR30A + 1.20%) 2/25/55	3,439,573	3,446,982
•Series 5500 GF 5.29% (SOFR30A + 0.95%) 10/25/54	3,435,364	3,437,992
•Series 5508 DF 5.34% (SOFR30A + 1.00%) 2/25/55	2,113,937	2,118,937
•Series 5511 FG 5.49% (SOFR30A + 1.15%) 3/25/55	2,625,998	2,627,892
•Series 5513 MF 5.28% (SOFR30A + 0.94%) 11/25/54	12,498,643	12,512,469
•Series 5517 FE 5.29% (SOFR30A + 0.95%) 3/25/55	792,177	792,573
•Series 5517 VF 5.29% (SOFR30A + 0.95%) 3/25/55	5,450,370	5,451,032
•Federal Home Loan Mortgage Corp. STRIPS
Series 328 F4 4.79% (SOFR30A + 0.46%) 2/15/38	1,562,753	1,550,491
Series 330 F4 4.79% (SOFR30A + 0.46%) 10/15/37	702,699	697,083
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS
•Series 2011-86 NF 5.00% (SOFR30A + 0.66%) 9/25/41	595,475	$592,037
Series 2013-6 JB 1.50% 2/25/43	4,641,645	3,968,681
•Series 2014-49 AF 4.76% (SOFR30A + 0.43%) 8/25/44	254,130	252,523
•Series 2017-95 FA 4.79% (SOFR30A + 0.46%) 11/25/47	1,428,633	1,418,423
•Series 2019-53 FA 4.84% (SOFR30A + 0.51%) 9/25/49	1,495,447	1,451,874
•Series 2020-29 FC 5.24% (SOFR30A + 0.91%) 5/25/50	1,779,582	1,792,618
•Series 2024-100 FA 5.44% (SOFR30A + 1.10%) 6/25/54	3,333,038	3,330,236
•Series 2024-101 FB 5.44% (SOFR30A + 1.10%) 1/25/55	3,438,283	3,439,707
•Series 2024-103 FC 5.49% (SOFR30A + 1.15%) 1/25/55	4,287,210	4,292,721
•Series 2024-104 FA 5.39% (SOFR30A + 1.05%) 1/25/55	4,289,948	4,284,816
•Series 2024-90 FB 5.59% (SOFR30A + 1.25%) 11/25/53	3,065,755	3,077,473
•Series 2024-95 KF 5.44% (SOFR30A + 1.10%) 12/25/54	1,627,100	1,627,242
•Series 2025-12 FG 5.29% (SOFR30A + 0.95%) 3/25/55	396,027	396,347
•Series 2025-16 FA 5.49% (SOFR30A + 1.15%) 3/25/55	2,679,769	2,683,044
•Series 2025-18 FM 5.24% (SOFR30A + 0.90%) 9/25/54	13,086,147	13,084,208
•Series 2025-19 FC 5.50% (SOFR30A + 1.16%) 3/25/55	2,668,467	2,671,848
•Series 2025-4 FB 5.54% (SOFR30A + 1.20%) 12/25/53	1,260,406	1,262,557
•Series 2025-6 FA 5.59% (SOFR30A + 1.25%) 2/25/55	971,351	973,914
•Government National Mortgage Association REMICS
Series 2016-H17 FC 5.25% (TSFR01M + 0.94%) 8/20/66	758,782	759,285
Series 2016-H19 FA 5.20% (TSFR01M + 0.89%) 9/20/66	566,799	567,756
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Government National Mortgage Association REMICS (continued)
Series 2022-H22 EF 5.09% (SOFR30A + 0.75%) 10/20/72	2,117,930	$2,121,663
Series 2023-H02 FA 5.24% (SOFR30A + 0.90%) 1/20/73	3,339,758	3,327,141
Series 2023-H23 JF 5.32% (SOFR30A + 0.98%) 9/20/73	7,522,232	7,570,332
Series 2023-H26 DF 4.64% (SOFR30A + 0.30%) 9/20/73	4,398,178	4,374,591
Total Agency Collateralized Mortgage Obligations (Cost $127,233,989)		125,238,480
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.74%
♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q029 A 4.90% (SOFR30A + 0.55%) 8/25/27	4,000,000	3,999,989
•Federal National Mortgage Association-ACES
Series 2017-M2 A2 2.83% 2/25/27	1,755,909	1,712,175
Series 2017-M4 A2 2.55% 12/25/26	901,977	876,364
Total Agency Commercial Mortgage-Backed Securities (Cost $6,603,555)		6,588,528
AGENCY MORTGAGE-BACKED SECURITIES–11.69%
Uniform Mortgage-Backed Security, TBA
4.00% 4/1/55	22,800,000	21,243,040
5.00% 4/1/55	21,900,000	21,463,105
6.00% 5/1/54	60,900,000	61,788,366
Total Agency Mortgage-Backed Securities (Cost $104,081,273)		104,494,511
CORPORATE BONDS–42.43%
Aerospace & Defense–0.61%
Boeing Co.
2.20% 2/4/26	2,200,000	2,152,483
2.75% 2/1/26	300,000	294,693
6.26% 5/1/27	500,000	514,431
Rolls-Royce PLC 3.63% 10/14/25	2,500,000	2,481,659
		5,443,266
Agriculture–0.54%
BAT International Finance PLC 1.67% 3/25/26	5,000,000	4,855,981
		4,855,981
Apparel–0.20%
Burberry Group PLC 1.13% 9/21/25	1,400,000	1,774,269
		1,774,269
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–3.46%
•BMW U.S. Capital LLC 5.28% (SOFRINDX + 0.92%) 3/21/28	2,000,000	$1,997,540
Daimler Truck Finance North America LLC 5.15% 1/16/26	4,200,000	4,217,097
Ford Motor Credit Co. LLC
4.13% 8/4/25	5,400,000	5,368,934
5.13% 6/16/25	3,900,000	3,897,406
Hyundai Capital America
5.15% 3/27/30	1,100,000	1,096,130
5.50% 3/30/26	4,200,000	4,235,388
Nissan Motor Acceptance Co. LLC 1.85% 9/16/26	2,500,000	2,373,036
Nissan Motor Co. Ltd. 3.52% 9/17/25	1,588,000	1,570,336
Volkswagen Group of America Finance LLC
4.95% 3/25/27	2,800,000	2,803,927
•5.19% (SOFR + 0.83%) 3/20/26	3,383,000	3,386,038
		30,945,832
Banks–16.20%
ABN AMRO Bank NV
•5.36% (SOFRINDX + 1.00%) 12/3/28	1,000,000	1,001,398
μ6.58% 10/13/26	7,500,000	7,574,048
μBank of America Corp. 5.08% 1/20/27	2,000,000	2,007,179
•Banque Federative du Credit Mutuel SA
5.43% (SOFRINDX + 1.07%) 2/16/28	3,900,000	3,925,932
5.43% (SOFRINDX + 1.07%) 2/16/28	1,100,000	1,107,314
Barclays PLC
4.38% 1/12/26	3,000,000	2,994,747
μ5.30% 8/9/26	4,000,000	4,007,614
μBPCE SA 6.61% 10/19/27	2,700,000	2,773,028
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	4,016,663
•DBS Group Holdings Ltd. 5.03% (SOFR + 0.65%) 3/21/30	5,200,000	5,183,880
μHSBC Holdings PLC 4.29% 9/12/26	8,000,000	7,982,085
•ING Bank Australia Ltd. 5.09% (BBSW3M + 0.98%) 12/8/25	5,000,000	3,136,591
μLloyds Banking Group PLC
4.72% 8/11/26	3,000,000	2,998,088
5.46% 1/5/28	2,300,000	2,329,386
μMorgan Stanley 5.65% 4/13/28	4,100,000	4,184,859
•Morgan Stanley Bank NA 5.04% (SOFR + 0.69%) 10/15/27	8,100,000	8,113,400
•National Bank of Canada 5.39% (SOFRINDX + 1.03%) 7/2/27	5,000,000	5,025,703
LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•Nordea Bank Abp
5.32% (SOFR + 0.96%) 6/6/25	4,000,000	$4,005,480
5.38% (SOFR + 1.02%) 9/10/29	3,000,000	3,028,247
μPNC Bank NA 4.78% 1/15/27	8,000,000	8,005,486
μRoyal Bank of Canada 4.97% 1/24/29	4,100,000	4,130,895
μSantander U.K. Group Holdings PLC 6.83% 11/21/26	8,500,000	8,606,315
Santander U.K. PLC 4.50% 12/12/27	3,900,000	3,931,208
•Skandinaviska Enskilda Banken AB 5.25% (SOFR + 0.89%) 3/5/27	2,043,000	2,061,653
Standard Chartered Bank 4.85% 12/3/27	3,000,000	3,030,229
•Sumitomo Mitsui Banking Corp.
5.00% (BBSW3M + 0.85%) 2/20/26	2,700,000	1,692,662
5.31% (BBSW3M + 1.10%) 11/7/25	1,000,000	627,343
Sumitomo Mitsui Financial Group, Inc.
1.47% 7/8/25	2,500,000	2,480,126
5.88% 7/13/26	4,000,000	4,068,405
Synchrony Bank 5.40% 8/22/25	4,900,000	4,906,626
Toronto-Dominion Bank 4.86% 1/31/28	5,000,000	5,055,605
•UBS AG 5.13% (BBSW3M + 0.87%) 7/30/25	2,000,000	1,251,237
μUBS Group AG
4.49% 5/12/26	5,800,000	5,797,960
5.71% 1/12/27	1,800,000	1,814,081
•United Overseas Bank Ltd. 4.96% (SOFRINDX + 0.58%) 4/2/28	4,000,000	3,998,000
μWells Fargo & Co. 4.90% 1/24/28	8,000,000	8,045,107
		144,898,580
Biotechnology–0.05%
Illumina, Inc. 5.80% 12/12/25	400,000	402,840
		402,840
Chemicals–0.38%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	3,500,000	3,435,713
		3,435,713
Commercial Services–0.68%
Global Payments, Inc. 1.20% 3/1/26	6,313,000	6,113,884
		6,113,884
Diversified Financial Services–2.79%
•American Express Co. 5.29% (SOFR + 0.93%) 7/26/28	6,300,000	6,339,475
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd.
2.13% 2/21/26	700,000	$683,456
4.25% 4/15/26	2,700,000	2,684,856
4.38% 5/1/26	1,000,000	994,191
5.50% 1/15/26	2,800,000	2,811,607
Nomura Holdings, Inc.
1.85% 7/16/25	3,421,000	3,393,882
5.59% 7/2/27	2,200,000	2,242,381
5.71% 1/9/26	1,800,000	1,812,816
ORIX Corp. 4.65% 9/10/29	4,000,000	3,997,625
		24,960,289
Electric–4.19%
AES Corp. 1.38% 1/15/26	5,200,000	5,057,232
Enel Finance International NV
1.63% 7/12/26	2,000,000	1,925,695
4.50% 6/15/25	3,000,000	2,995,733
5.13% 6/26/29	1,400,000	1,414,937
Evergy Kansas Central, Inc. 4.70% 3/13/28	1,800,000	1,806,325
FirstEnergy Corp. 3.90% 7/15/27	800,000	786,620
FirstEnergy Transmission LLC 4.55% 1/15/30	3,300,000	3,254,411
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,219,421
2.95% 3/1/26	200,000	196,440
3.15% 1/1/26	3,000,000	2,961,354
4.95% 6/8/25	2,400,000	2,397,982
•5.31% (SOFRINDX + 0.95%) 9/4/25	4,000,000	4,000,372
Southern California Edison Co.
3.65% 3/1/28	1,500,000	1,452,441
4.70% 6/1/27	1,300,000	1,298,761
5.25% 3/15/30	4,500,000	4,526,044
5.35% 3/1/26	2,000,000	2,008,160
5.85% 11/1/27	200,000	204,880
		37,506,808
Electronics–0.25%
Arrow Electronics, Inc. 5.15% 8/21/29	2,200,000	2,210,802
		2,210,802
Health Care Services–1.23%
CommonSpirit Health 1.55% 10/1/25	4,000,000	3,936,729
HCA, Inc.
5.00% 3/1/28	700,000	705,701
•5.23% (SOFR + 0.87%) 3/1/28	3,000,000	3,017,517
7.69% 6/15/25	3,300,000	3,316,518
		10,976,465
Insurance–2.80%
Athene Global Funding
•5.11% (SOFRINDX + 0.75%) 7/16/26	5,000,000	5,001,971
5.34% 1/15/27	5,000,000	5,053,606
LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Athene Global Funding (continued)
•5.39% (SOFRINDX + 1.03%) 8/27/26	1,000,000	$1,003,832
•5.39% (SOFRINDX + 1.03%) 8/27/26	400,000	401,533
Brighthouse Financial Global Funding 1.55% 5/24/26	1,000,000	964,393
Corebridge Financial, Inc.
3.50% 4/4/25	6,000,000	5,999,287
3.65% 4/5/27	1,700,000	1,670,210
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,382,329
GA Global Funding Trust 1.63% 1/15/26	600,000	585,216
		25,062,377
Investment Company–0.45%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	4,054,327
		4,054,327
Lodging–0.65%
Hyatt Hotels Corp. 5.05% 3/30/28	1,700,000	1,707,517
Las Vegas Sands Corp. 5.90% 6/1/27	4,000,000	4,064,552
		5,772,069
Mining–0.21%
•Rio Tinto Finance USA PLC 5.20% (SOFRINDX + 0.84%) 3/14/28	1,900,000	1,907,942
		1,907,942
Oil & Gas–0.34%
Canadian Natural Resources Ltd. 5.00% 12/15/29	800,000	799,580
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,232,910
		3,032,490
Packaging & Containers–0.46%
Berry Global, Inc. 1.57% 1/15/26	4,200,000	4,093,797
		4,093,797
Pharmaceuticals–1.65%
Bayer U.S. Finance II LLC
4.25% 12/15/25	4,700,000	4,678,987
4.38% 12/15/28	4,200,000	4,091,310
Constellation Pharmaceutical, Inc. 5.55% 7/1/33	6,000,000	5,937,188
		14,707,485
Pipelines–0.52%
ONEOK, Inc. 4.40% 10/15/29	2,700,000	2,651,750
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	2,000,000	2,000,828
		4,652,578
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate–0.27%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	1,800,000	$1,767,124
Lendlease Finance Ltd. 3.40% 10/27/27	1,000,000	598,232
		2,365,356
Real Estate Investment Trusts–1.07%
American Tower Corp. 5.00% 1/31/30	1,700,000	1,713,902
SBA Tower Trust 4.83% 10/15/29	1,600,000	1,586,357
VICI Properties LP 4.38% 5/15/25	1,300,000	1,298,644
Weyerhaeuser Co. 4.75% 5/15/26	5,000,000	5,007,661
		9,606,564
Semiconductors–0.69%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	6,165,205
		6,165,205
Shipbuilding–0.49%
Huntington Ingalls Industries, Inc. 5.35% 1/15/30	4,300,000	4,358,511
		4,358,511
Software–0.62%
Oracle Corp. 1.65% 3/25/26	3,700,000	3,596,500
Synopsys, Inc. 4.65% 4/1/28	1,900,000	1,910,865
		5,507,365
Telecommunications–1.50%
KT Corp. 4.00% 8/8/25	5,600,000	5,584,792
NBN Co. Ltd. 1.00% 12/3/25	8,750,000	5,344,694
T-Mobile USA, Inc. 3.50% 4/15/25	2,500,000	2,498,709
		13,428,195
Transportation–0.13%
Canadian Pacific Railway Co. 3.13% 6/1/26	1,200,000	1,178,736
		1,178,736
Total Corporate Bonds (Cost $380,593,781)		379,417,726
MUNICIPAL BONDS–1.71%
County of Williamson
0.64% 2/15/26	2,200,000	2,134,684
0.92% 2/15/27	2,200,000	2,076,347
Massachusetts School Building Authority Series B 1.13% 8/15/26	3,100,000	2,978,130
Metro 3.25% 6/1/26	2,200,000	2,178,665
•Tulane University Series C 4.89% 2/15/36	2,820,000	2,608,718
Virginia College Building Authority Series B 0.77% 9/1/26	3,500,000	3,336,239
Total Municipal Bonds (Cost $15,179,735)		15,312,783
LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–28.70%
•37 Capital CLO 1 Ltd. Series 2021-1A AR 5.58% (TSFR03M + 1.28%) 10/15/34	3,400,000	$3,399,320
•522 Funding CLO Ltd. Series 2018-3A AR 5.59% (TSFR03M + 1.30%) 10/20/31	252,791	252,831
•Accredited Mortgage Loan Trust Series 2004-3 2A2 5.63% (TSFR01M + 1.31%) 10/25/34	3,014	2,981
•ACREC LLC Series 2023-FL2 A 6.55% (TSFR01M + 2.23%) 2/19/38	1,452,043	1,457,211
•AGL CLO 14 Ltd. Series 2021-14A AR 5.45% (TSFR03M + 1.13%) 12/2/34	3,500,000	3,499,450
•AlbaCore Euro CLO IV DAC Series 4A AR 3.78% (EURIBOR03M + 0.99%) 7/15/35	1,650,000	1,783,764
American Express Credit Account Master Trust Series 2022-3 A 3.75% 8/15/27	8,670,000	8,642,334
•Amortizing Residential Collateral Trust Series 2004-1 A5 5.43% (TSFR01M + 1.11%) 10/25/34	23,735	23,714
•Apidos CLO XV Ltd. Series 2013-15A A1RR 5.56% (TSFR03M + 1.27%) 4/20/31	138,760	138,815
•Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3 A 5.50% (TSFR01M + 1.18%) 8/15/34	492,665	491,777
Series 2021-FL4 A 5.78% (TSFR01M + 1.46%) 11/15/36	2,217,353	2,215,439
•ARES L CLO Ltd. Series 2018-50A AR 5.61% (TSFR03M + 1.31%) 1/15/32	566,016	566,129
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 M1 5.26% (TSFR01M + 0.94%) 4/25/34	1,366,464	1,401,097
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A A 5.90% 8/21/28	7,600,000	7,793,695
BA Credit Card Trust Series 2023-A2 A2 4.98% 11/15/28	4,300,000	4,344,706
•Bain Capital Credit CLO Ltd.
Series 2019-3A ARR 5.32% (TSFR03M + 1.03%) 10/21/34	3,500,000	3,474,212
Series 2021-6A Class A1R 5.38% (TSFR03M + 1.09%) 10/21/34	3,500,000	3,495,891
•Bain Capital Euro CLO DAC Series 2018-2A AR 3.48% (EURIBOR03M + 0.74%) 1/20/32	2,005,788	2,162,407
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Bank of America Auto Trust Series 2023-1A A3 5.53% 2/15/28	3,837,472	$3,864,878
•Barings CLO Ltd. Series 2018-1A A1 5.51% (TSFR03M + 1.21%) 4/15/31	2,453,462	2,453,261
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 M3 5.56% (TSFR01M + 1.24%) 3/25/35	210,813	210,119
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 5.93% (TSFR01M + 1.61%) 3/25/43	24,977	24,993
BMW Vehicle Lease Trust Series 2023-2 A3 5.99% 9/25/26	3,102,830	3,117,575
Capital One Multi-Asset Execution Trust
Series 2022-A2 A 3.49% 5/15/27	1,500,000	1,498,019
Series 2022-A3 A 4.95% 10/15/27	4,000,000	4,007,993
CARDS II Trust Series 2025-1A A 4.63% 3/17/31	4,000,000	4,009,323
•Carlyle Euro CLO DAC
Series 2017-3A A1R 3.49% (EURIBOR03M + 0.70%) 1/15/31	566,401	609,142
Series 2019-2A A1R 3.45% (EURIBOR03M + 0.89%) 8/15/32	2,792,235	3,007,286
CarMax Auto Owner Trust
Series 2023-4 A2A 6.08% 12/15/26	1,771,416	1,775,511
Series 2023-4 A3 6.00% 7/17/28	6,315,000	6,423,067
Series 2024-4 A2A 4.67% 12/15/27	2,900,000	2,901,973
Series 2025-1 A3 4.84% 1/15/30	4,000,000	4,041,705
Carvana Auto Receivables Trust Series 2025-P1 A3 4.55% 5/10/30	3,000,000	2,996,655
Chase Auto Owner Trust
Series 2023-AA A3 5.68% 1/25/29	2,000,000	2,027,296
Series 2024-5A A3 4.18% 8/27/29	800,000	795,618
Citizens Auto Receivables Trust
Series 2023-1 A4 5.78% 10/15/30	4,735,000	4,820,824
Series 2023-2 A3 5.83% 2/15/28	2,200,000	2,223,619
•Countrywide Asset-Backed Certificates Trust Series 2004-6 1A1 4.97% (TSFR01M + 0.65%) 12/25/34	1,153,622	1,122,822
•Cumulus Static CLO DAC Series 2024-1A A 3.76% (EURIBOR03M + 1.20%) 11/15/33	2,907,972	3,146,106
LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Dryden 27 R Euro CLO DAC Series 2017-27A AR 3.45% (EURIBOR03M + 0.66%) 4/15/33	1,386,423	$1,495,177
•Dryden 95 CLO Ltd. Series 2021-95A AR 5.36% (TSFR03M + 1.04%) 8/20/34	3,500,000	3,478,594
•Elevation CLO Ltd.
Series 2017-8A A1R2 5.51% (TSFR03M + 1.21%) 10/25/30	190,942	190,811
Series 2018-3A A1R2 5.60% (TSFR03M + 1.30%) 1/25/35	3,000,000	2,997,033
ELFI Graduate Loan Program LLC Series 2021-A A 1.53% 12/26/46	2,075,373	1,838,265
Enterprise Fleet Financing LLC
Series 2022-4 A2 5.76% 10/22/29	2,285,917	2,297,607
Series 2023-1 A2 5.51% 1/22/29	1,479,415	1,484,741
•Finance America Mortgage Loan Trust Series 2004-2 M1 5.26% (TSFR01M + 0.94%) 8/25/34	279,561	264,265
Ford Auto Securitization Trust II Series 2024-BA A2 3.72% 11/15/28	1,450,000	1,017,746
Ford Auto Securitization Trust II Asset-Backed Notes Series 2023-B A1 5.89% 5/15/26	63,245	43,998
Ford Credit Auto Owner Trust
Series 2023-1 A 4.85% 8/15/35	6,000,000	6,065,966
Series 2023-2 A 5.28% 2/15/36	3,400,000	3,480,625
•Gallatin CLO VIII Ltd. Series 2017-1A A1R 5.65% (TSFR03M + 1.35%) 7/15/31	840,200	840,268
GM Financial Consumer Automobile Receivables Trust
Series 2023-4 A2A 5.89% 11/16/26	1,059,232	1,061,175
Series 2024-4 A3 4.40% 8/16/29	3,000,000	3,003,856
Golden Credit Card Trust Series 2022-4A A 4.31% 9/15/27	9,000,000	8,988,024
•GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A ARR 5.44% (TSFR03M + 1.15%) 10/20/34	3,000,000	2,989,500
•Greenwood Park CLO Ltd. Series 2018-1A A2 5.57% (TSFR03M + 1.27%) 4/15/31	357,260	357,342
•Greywolf CLO III Ltd. Series 2020-3RA A1R2 5.52% (TSFR03M + 1.23%) 4/22/33	4,000,000	3,998,544
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Harvest CLO XVI DAC Series 16A ARR 3.43% (EURIBOR03M + 0.64%) 10/15/31	2,602,401	$2,801,028
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	1,635,463	1,733,536
•HERA Commercial Mortgage Ltd. Series 2021-FL1 A 5.48% (TSFR01M + 1.16%) 2/18/38	572,211	568,656
Honda Auto Receivables Owner Trust Series 2024-4 A3 4.33% 5/15/29	3,300,000	3,297,158
Huntington Auto Trust
Series 2024-1A A2 5.50% 3/15/27	1,658,552	1,661,869
Series 2024-1A A3 5.23% 1/16/29	2,000,000	2,019,675
Hyundai Auto Lease Securitization Trust Series 2025-A A3 4.83% 1/18/28	3,500,000	3,522,880
Hyundai Auto Receivables Trust Series 2024-C A3 4.41% 5/15/29	2,500,000	2,503,350
•Invesco Euro CLO I DAC Series 1A A1R 3.44% (EURIBOR03M + 0.65%) 7/15/31	729,114	785,129
•KKR CLO 18 Ltd. Series 18 AR 5.49% (TSFR03M + 1.20%) 7/18/30	333,249	333,338
Kubota Credit Owner Trust Series 2023-2A A3 5.28% 1/18/28	3,300,000	3,330,416
•LCM Loan Income Fund I Ltd. Series 1A A 5.58% (TSFR03M + 1.29%) 4/20/31	419,891	419,924
•LoanCore Issuer Ltd. Series 2021-CRE5 A 5.73% (TSFR01M + 1.41%) 7/15/36	302,401	302,266
Master Credit Card Trust II Series 2023-1A A 4.70% 6/21/27	4,000,000	4,004,610
MBarc Credit Canada, Inc. Series 2024-AA A2 5.30% 10/15/26	5,458,500	3,814,900
•MF1 Ltd. Series 2020-FL4 A 6.13% (TSFR01M + 1.81%) 12/15/35	616,588	616,010
•Mountain View CLO XVI Ltd. Series 2022-1A A1R 5.76% (TSFR03M + 1.46%) 4/15/34	3,000,000	3,002,499
•Navesink CLO 2 Ltd. Series 2024-2A A1 5.57% (TSFR03M + 1.27%) 4/15/36	3,500,000	3,490,000
Navient Private Education Loan Trust Series 2020-A A2A 2.46% 11/15/68	1,253,733	1,205,376
Navient Private Education Refi Loan Trust
Series 2020-HA A 1.31% 1/15/69	664,303	624,187
Series 2020-IA A1A 1.33% 4/15/69	1,285,222	1,185,801
LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2021-GA A 1.58% 4/15/70	1,679,715	$1,504,221
Series 2022-A A 2.23% 7/15/70	3,008,963	2,716,084
Navient Refinance Loan Trust Series 2025-A A 5.15% 2/16/55	2,700,000	2,707,172
Navient Student Loan Trust Series 2023-BA A1A 6.48% 3/15/72	1,175,419	1,210,124
•OFSI BSL X Ltd. Series 2021-10A AR 5.56% (TSFR03M + 1.27%) 4/20/34	4,000,000	3,996,844
•Palmer Square Loan Funding Ltd. Series 2021-4A A1 5.36% (TSFR03M + 1.06%) 10/15/29	135,723	135,624
PFS Financing Corp. Series 2023-C A 5.52% 10/15/28	5,000,000	5,081,678
Post Road Equipment Finance LLC Series 2025-1A A2 4.90% 5/15/31	1,200,000	1,202,981
•Recette CLO Ltd. Series 2015-1A ARR 5.63% (TSFR03M + 1.34%) 4/20/34	1,000,000	999,513
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	1,117,408	1,075,902
•Series 2020-PTA A2B 5.28% (TSFR01M + 0.96%) 9/15/54	2,182,751	2,175,858
Series 2022-C A1A 4.48% 5/16/50	1,772,515	1,757,735
Series 2023-C A1A 5.67% 11/15/52	3,726,682	3,781,150
Series 2024-C A1A 5.50% 6/17/52	1,977,574	2,016,329
Series 2024-D A1A 5.38% 7/15/53	2,291,719	2,327,836
Series 2024-E A1A 5.09% 10/16/56	738,791	744,469
SoFi Consumer Loan Program Trust Series 2025-1 A 4.80% 2/27/34	3,000,000	3,001,545
SoFi Professional Loan Program LLC
Series 2016-F A2 3.02% 2/25/40	311,658	305,367
Series 2017-D A2FX 2.65% 9/25/40	99,880	98,416
•Starwood Ltd. Series 2022-FL3 A 5.70% (SOFR30A + 1.35%) 11/15/38	252,195	251,414
Synchrony Card Funding LLC Series 2023-A1 A 5.54% 7/15/29	7,300,000	7,398,251
Tesla Auto Lease Trust Series 2023-B A3 6.13% 9/21/26	2,977,532	2,989,436
•Toro European CLO 6 DAC Series 6A AR 3.71% (EURIBOR03M + 0.92%) 1/12/32	2,966,534	3,191,995
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2023-B A2A 5.28% 5/15/26	116,674	$116,693
Series 2023-C A3 5.16% 4/17/28	4,000,000	4,025,516
Toyota Lease Owner Trust
Series 2023-B A2A 5.73% 4/20/26	458,580	458,900
Series 2025-A A3 4.75% 2/22/28	8,000,000	8,048,758
•Venture XXVII CLO Ltd. Series 2017-27A AR 5.60% (TSFR03M + 1.31%) 7/20/30	82,456	82,442
Verizon Master Trust Series 2024-1 A1A 5.00% 12/20/28	5,800,000	5,819,734
Volkswagen Auto Lease Trust Series 2023-A A2A 5.87% 1/20/26	106,453	106,524
Total Non-Agency Asset-Backed Securities (Cost $258,323,716)		256,668,214
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.92%
•Bear Stearns ARM Trust Series 2003-1 5A1 6.55% 4/25/33	10,749	10,373
•Canada Square Funding PLC Series 2020-2 A 6.73% (SONIA + 1.25%) 12/17/57	1,148,471	1,488,835
•Cheshire PLC Series 2020-1 A 5.38% (SONIA + 0.90%) 8/20/45	1,187,317	1,535,473
•GCAT Trust Series 2022-HX1 A1 2.89% 12/27/66	1,241,894	1,152,027
•Gemgarto PLC Series 2021-1A A 5.36% (SONIA + 0.59%) 12/16/67	273,124	352,985
•GS Mortgage-Backed Securities Trust Series 2024-PJ7 A25 5.69% (SOFR30A + 1.35%) 11/25/54	1,902,848	1,910,175
•GSR Mortgage Loan Trust Series 2005-5F 8A1 4.93% (TSFR01M + 0.61%) 6/25/35	102,382	98,399
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 6.06% 5/25/33	2,776	2,652
MFA Trust
•Series 2020-NQM2 A1 1.38% 4/25/65	318,691	304,284
•Series 2021-RPL1 A1 1.13% 7/25/60	1,603,061	1,441,862
φ•Series 2023-NQM4 A1 6.11% 12/25/68	725,759	730,000
•New Residential Mortgage Loan Trust Series 2018-3A A1 4.50% 5/25/58	273,284	262,557
•New York Mortgage Trust Series 2005-3 A1 4.91% (TSFR01M + 0.59%) 2/25/36	73,592	72,776
LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φ•OBX Trust
Series 2023-NQM6 A1 6.52% 7/25/63	1,864,970	$1,879,064
Series 2024-NQM5 A1 5.99% 1/25/64	1,117,628	1,123,271
•Progress Trust Series 2020-1 A 5.09% (BBSW1M + 1.00%) 1/21/51	2,922,921	1,828,438
φ•PRPM Trust Series 2023-NQM3 A1 6.22% 11/25/68	321,862	324,243
•Sequoia Mortgage Trust Series 2004-6 A1 5.18% 7/20/34	2,665	2,458
•Towd Point Mortgage Trust
Series 2018-5 A1 3.25% 7/25/58	5,761,924	5,466,829
Series 2019-4 A1 2.90% 10/25/59	1,725,477	1,644,920
Series 2019-HY2 A1 5.43% (TSFR01M + 1.11%) 5/25/58	491,314	501,492
Series 2020-1 A1 2.71% 1/25/60	919,554	870,544
Verus Securitization Trust
•Series 2021-6 A1 1.63% 10/25/66	2,102,626	1,810,717
φ•Series 2024-1 A1 5.71% 1/25/69	1,319,417	1,320,803
Total Non-Agency Collateralized Mortgage Obligations (Cost $26,999,044)		26,135,177
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.14%
•AG Trust Series 2024-NLP A 6.33% (TSFR01M + 2.02%) 7/15/41	1,615,563	1,613,535
•AREIT LLC Series 2022-CRE7 A 6.56% (TSFR01M + 2.24%) 6/17/39	4,248,977	4,247,960
•BDS LLC Series 2022-FL12 A 6.45% (TSFR01M + 2.14%) 8/19/38	3,213,602	3,210,596
Benchmark Mortgage Trust Series 2019-B12 AAB 3.04% 8/15/52	4,616,825	4,470,709
•BSREP Commercial Mortgage Trust Series 2021-DC A 5.38% (TSFR01M + 1.06%) 8/15/38	3,152,845	3,003,133
•BX Trust Series 2021-MFM1 A 5.13% (TSFR01M + 0.81%) 1/15/34	1,676,386	1,670,101
•BXMT Ltd. Series 2020-FL3 A 6.33% (TSFR01M + 2.01%) 11/15/37	1,275,289	1,268,186
•CRSNT Trust Series 2021-MOON A 5.25% (TSFR01M + 0.93%) 4/15/36	4,500,000	4,432,514
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•GPMT Ltd. Series 2021-FL3 A 5.93% (TSFR01M + 1.61%) 7/16/35		1,617,641	$1,604,228
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 5.82% (TSFR01M + 1.50%) 12/15/31		571,717	527,435
•NYO Commercial Mortgage Trust Series 2021-1290 A 5.53% (TSFR01M + 1.21%) 11/15/38		4,500,000	4,443,788
•One New York Plaza Trust Series 2020-1NYP A 5.38% (TSFR01M + 1.06%) 1/15/36		3,000,000	2,874,721
•SREIT Trust Series 2021-IND A 5.13% (TSFR01M + 0.81%) 10/15/38		300,000	297,659
•Taurus U.K. DAC Series 2021-UK1A A 5.33% (SONIA + 0.85%) 5/17/31		2,581,043	3,323,985
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $37,548,356)			36,988,550
ΔREGIONAL BOND–1.12%
Denmark—1.12%
•Kommunekredit 5.36% (SOFR + 1.00%) 11/16/25		10,000,000	10,047,609
			10,047,609
Total Regional Bond (Cost $10,046,313)			10,047,609
ΔSOVEREIGN BONDS–4.05%
Brazil—1.03%
^Brazil Letras do Tesouro Nacional 0.00% 10/1/25	BRL	56,000,000	9,156,662
			9,156,662
Israel—1.24%
Israel Government International Bonds
5.00% 10/30/26	EUR	3,900,000	4,338,065
5.38% 2/19/30		6,700,000	6,748,963
			11,087,028
Italy—0.29%
Cassa Depositi e Prestiti SpA 5.88% 4/30/29		2,500,000	2,598,142
			2,598,142
Saudi Arabia—1.49%
Saudi Government International Bonds 5.13% 1/13/28		13,200,000	13,356,948
			13,356,948
Total Sovereign Bonds (Cost $35,566,311)			36,198,780
LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATION–0.33%
U.S. Treasury Inflation Indexed Bonds 2.13% 4/15/29	2,844,291	$2,928,417
Total U.S. Treasury Obligation (Cost $2,843,741)		2,928,417

	Number of Shares
MONEY MARKET FUND–0.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	4,671,866	4,671,866
Total Money Market Fund (Cost $4,671,866)		4,671,866

	Notional Amount
OPTIONS PURCHASED–0.05%
Over-The-Counter–0.05%
Put Swaption–0.00%
1 Year Interest Rate Swap Strike price $4.60, expiration date 8/12/25, notional amount $226,800,000 MSC	226,800,000	18,107
		18,107
Call Swaption–0.05%
1 Year Interest Rate Swap Strike price $3.60, expiration date 8/12/25, notional amount $226,800,000 MSC	226,800,000	438,983
		438,983
Total Options Purchased (Cost $361,746)		457,090

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—6.96%
Discounted Commercial Paper–1.28%
≠Broadcom, Inc.
4.56% 6/6/25	2,500,000	$2,478,597
≠NXP BV/NXP Funding LLC/NXP USA, Inc.
4.57% 5/12/25	9,000,000	8,953,158
		11,431,755
U.S. Treasury Obligations–0.14%
≠U.S. Treasury Bills
4.29% 5/29/25	9,000	8,939
4.29% 5/29/25	256,000	254,271
4.29% 6/5/25	260,000	258,031
4.29% 6/5/25	73,000	72,447
4.30% 5/29/25	435,000	432,058
4.30% 5/29/25	256,000	254,267
		1,280,013
Repurchase Agreement–5.54%
BNP Paribas 4.44%, dated 3/31/25, to be repurchased on 4/1/25, repurchase price $49,506,021 (collateralized by U.S. Treasury Inflation Indexed Notes 0.375% 7/15/25; market value $67,662,314)	49,500,000	49,500,000
		49,500,000
Total Short-Term Investments (Cost $62,212,272)		62,211,768

TOTAL INVESTMENTS–119.36% (Cost $1,072,265,698)	1,067,359,499

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN –(0.04)%
Over-The-Counter–(0.04)%
Put Swaptions–(0.04)%
CDX.NA.IG.S43, expiration date 6/18/25, notional amount $(70,600,000)GSI	(70,600,000)	(72,488)
CDX.NA.IG.S43, expiration date 5/21/25, notional amount $(39,500,000)GSI	(39,500,000)	(32,138)
CDX.NA.IG.S43, expiration date 6/18/25, notional amount $(39,400,000)GSI	(39,400,000)	(49,977)
CDX.NA.IG.S44, expiration date 6/18/25, notional amount $(74,750,000)GSI	(74,750,000)	(71,202)
CDX.NA.IG.S44, expiration date 7/16/25, notional amount $(74,750,000)GSI	(74,750,000)	(85,350)
CDX.NA.IG.S44, expiration date 7/16/25, notional amount $(7,500,000)JPMC	(7,500,000)	(7,687)
(318,842)
Total Options Written (Premium received $(379,220))		(318,842)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(19.32%)	(172,799,136)
NET ASSETS APPLICABLE TO 94,618,850 SHARES OUTSTANDING–100.00%	$894,241,521

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2025.
ΔSecurities have been classified by country of origin.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	BRL	(16,941,399)	USD	2,950,570	4/2/25	$—	$(16,871)
BNP	BRL	12,700,000	USD	(2,207,644)	4/2/25	16,878	—
BNP	BRL	4,241,399	USD	(743,830)	4/2/25	—	(910)
BNP	BRL	2,906,134	USD	(506,013)	5/5/25	—	(88)
BNP	BRL	(10,704,425)	USD	1,778,822	10/2/25	—	(15,942)
BNP	BRL	(6,200,000)	USD	1,041,058	10/2/25	1,530	—
BNP	CAD	382,320	USD	(267,000)	4/1/25	—	(1,312)
BNP	CAD	(209,000)	USD	144,894	4/2/25	—	(354)
BNP	CAD	12,803,760	USD	(8,955,746)	4/2/25	—	(57,516)
BNP	CAD	(12,784,827)	USD	8,955,746	5/2/25	57,572	—
BNP	CHF	(3,282,245)	USD	3,721,181	5/2/25	—	(3,070)
BNP	CNH	(35,019,000)	USD	4,837,521	6/18/25	—	(8,218)
BNP	CNH	(2,899,000)	USD	404,488	8/20/25	1,589	—
BNP	EUR	(24,986,000)	USD	26,199,770	4/2/25	—	(820,403)
BNP	EUR	(196,000)	USD	213,141	4/2/25	1,184	—
BNP	GBP	(6,527,000)	USD	8,250,859	4/2/25	—	(180,346)
BNP	GBP	197,200	USD	(250,000)	4/2/25	4,732	—
BNP	INR	(17,418,050)	USD	203,772	4/7/25	88	—
BNP	INR	17,449,289	USD	(203,772)	4/28/25	—	(103)
BNP	JPY	50,621,183	USD	(339,541)	4/2/25	—	(1,970)
BNP	JPY	(100,803,005)	USD	670,618	4/2/25	—	(1,595)
BNP	JPY	100,465,215	USD	(670,618)	5/2/25	1,607	—
BNP	PLN	5,195,110	USD	(1,342,822)	6/6/25	—	(4,826)
BNP	PLN	(770,000)	USD	199,298	6/6/25	986	—
BNP	SGD	267,135	USD	(199,379)	4/2/25	—	(530)
BNP	SGD	(266,710)	USD	199,380	5/2/25	514	—
BNP	TWD	(232,419)	USD	7,129	8/20/25	67	—
BNP	TWD	6,486,589	USD	(198,158)	8/20/25	—	(1,080)
BNP	ZAR	(14,553,658)	USD	796,746	4/16/25	3,976	—
GSI	BRL	(38,600,000)	USD	6,924,846	4/2/25	163,702	—
GSI	BRL	(52,050,000)	USD	8,857,012	4/2/25	—	(260,024)
GSI	BRL	89,514,490	USD	(15,486,217)	4/2/25	193,067	—
GSI	BRL	1,135,510	USD	(200,000)	4/2/25	—	(1,105)
GSI	BRL	38,229,917	USD	(6,604,688)	5/5/25	50,706	—
GSI	BRL	(39,100,000)	USD	6,435,361	10/2/25	—	(120,364)
GSI	INR	35,023,600	USD	(400,000)	4/15/25	9,270	—
GSI	JPY	191,700,000	USD	(1,277,722)	4/2/25	645	—
GSI	KRW	(288,448,465)	USD	196,401	4/7/25	643	—
GSI	KRW	(91,038,754)	USD	62,095	4/14/25	288	—
GSI	KRW	292,167,616	USD	(200,000)	4/28/25	—	(1,497)
GSI	KRW	(1,937,339,046)	USD	1,349,824	6/12/25	30,480	—
GSI	KRW	378,086,719	USD	(258,496)	6/18/25	—	(933)
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	PLN	770,000	USD	(198,882)	6/6/25	$—	$(570)
GSI	PLN	5,578,193	USD	(1,444,559)	6/13/25	—	(8,302)
GSI	SGD	(144,000)	USD	108,058	4/2/25	867	—
GSI	TWD	(145,517,653)	USD	4,474,017	7/16/25	65,089	—
JPMC	AUD	(30,215,000)	USD	18,807,433	4/2/25	—	(72,713)
JPMC	AUD	1,482,000	USD	(938,250)	4/2/25	—	(12,207)
JPMC	BRL	33,162,876	USD	(5,688,315)	4/2/25	120,467	—
JPMC	BRL	(15,283,566)	USD	2,690,295	4/2/25	13,238	—
JPMC	BRL	(17,879,311)	USD	3,113,570	4/2/25	—	(18,155)
JPMC	BRL	(33,584,381)	USD	5,688,315	6/3/25	—	(119,639)
JPMC	BRL	15,479,150	USD	(2,690,295)	6/3/25	—	(13,390)
JPMC	BRL	4,156,938	USD	(709,896)	7/2/25	4,120	—
JPMC	CAD	(14,401,107)	USD	9,996,594	4/2/25	—	(11,745)
JPMC	CAD	1,806,394	USD	(1,265,769)	4/2/25	—	(10,379)
JPMC	CAD	(25,357)	USD	17,678	5/2/25	30	—
JPMC	CHF	(3,277,988)	USD	3,647,381	4/2/25	—	(58,697)
JPMC	EUR	24,138,000	USD	(26,028,103)	4/2/25	75,032	—
JPMC	EUR	(218,000)	USD	235,353	4/2/25	—	(395)
JPMC	EUR	1,262,000	USD	(1,373,627)	4/2/25	—	(8,885)
JPMC	EUR	(23,899,595)	USD	25,820,023	5/2/25	—	(67,461)
JPMC	GBP	(6,329,799)	USD	8,168,992	5/2/25	—	(6,972)
JPMC	IDR	58,606,824,033	USD	(3,556,455)	4/23/25	—	(42,270)
JPMC	IDR	(13,287,440,000)	USD	800,000	4/30/25	3,534	—
JPMC	ILS	(6,404,786)	USD	1,755,260	4/16/25	32,089	—
JPMC	INR	17,416,420	USD	(200,000)	4/7/25	3,665	—
JPMC	INR	(10,481,680)	USD	120,117	4/28/25	—	(2,226)
JPMC	INR	103,104,840	USD	(1,200,000)	4/28/25	3,444	—
JPMC	JPY	60,908,336	USD	(408,605)	4/2/25	—	(2,433)
JPMC	JPY	(29,400,000)	USD	199,916	4/2/25	3,860	—
JPMC	JPY	(139,449,743)	USD	924,059	4/2/25	—	(5,873)
JPMC	JPY	138,982,169	USD	(924,059)	5/2/25	5,888	—
JPMC	JPY	33,565,551	USD	(225,242)	5/2/25	—	(650)
JPMC	JPY	(53,700,000)	USD	361,612	5/2/25	2,299	—
JPMC	KRW	288,562,000	USD	(200,000)	4/7/25	—	(4,166)
JPMC	KRW	290,836,000	USD	(200,000)	4/14/25	—	(2,549)
JPMC	KRW	(5,516,307,874)	USD	3,843,528	6/12/25	86,874	—
JPMC	KRW	287,950,428	USD	(199,056)	6/18/25	—	(2,896)
JPMC	PLN	636,918	USD	(164,095)	6/6/25	—	(57)
JPMC	PLN	3,242,843	USD	(836,703)	6/13/25	—	(1,745)
JPMC	SGD	(123,029)	USD	92,120	4/2/25	540	—
JPMC	TWD	(6,586,800)	USD	200,000	4/21/25	1,666	—
JPMC	TWD	(29,342,198)	USD	903,152	8/20/25	11,667	—
JPMC	ZAR	48,442,529	USD	(2,635,157)	4/16/25	3,615	—
Total Foreign Currency Exchange Contracts						$977,508	$(1,973,432)
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
945	3 Month SOFR	$226,061,719	$226,115,378	6/17/25	$—	$(53,659)
2,967	3 Month SOFR	714,861,562	713,772,412	3/17/26	1,089,150	—
11	Australia 10 yr Bonds	774,349	773,280	6/16/25	1,069	—
(172)	Canadian Government Bond	(14,838,817)	(14,676,074)	6/19/25	—	(162,743)
57	Long Gilt	6,751,108	6,770,286	6/26/25	—	(19,178)
(143)	U.S. Treasury 10 yr Notes	(15,904,281)	(15,715,276)	6/18/25	—	(189,005)
(328)	U.S. Treasury 10 yr Ultra Notes	(37,433,000)	(37,017,570)	6/18/25	—	(415,430)
3,321	U.S. Treasury 5 yr Notes	359,186,906	357,228,273	6/30/25	1,958,633	—
(172)	U.S. Treasury Ultra Bonds	(21,027,000)	(20,898,113)	6/18/25	—	(128,887)
Total Futures Contracts					$3,048,852	$(968,902)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
Citigroup-collateralized by FHLMC 5.28% 11/25/54; market value $3,603,982	4.50%	3/31/25	4/14/25	$(3,427,739)	$(3,436,308)
Citigroup-collateralized by FHLMC and FNMA 5.24%-5.29% 9/25/54-3/25/55; market value $17,544,143	4.51%	3/31/25	4/4/25	(16,710,011)	(16,718,384)
RBC-collateralized by FHLMC 5.28% 11/25/54; market value $5,005,531	4.48%	3/31/25	4/21/25	(4,851,735)	(4,859,584)
Toronto Dominion-collateralized by Corporate Bonds 3.459%-6.575% 9/12/26-7/26/28; market value $36,494,673	4.53%	3/31/25	3/10/27	(34,840,393)	(34,936,843)
Toronto Dominion-collateralized by Corporate Bonds 4.775%-5.04% 1/15/27-10/15/27; market value $16,278,346	4.50%	3/31/25	2/18/27	(15,370,870)	(15,451,567)
Total Reverse Repurchase Agreements				$(75,200,748)	$(75,402,686)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold
CDX.NA.IG.43- Quarterly[3]	1,000,000	(1.00%)	12/20/29	$19,244	$21,916	$—	$(2,672)
CDX.NA.IG.44- Quarterly[3]	500,000	(1.00%)	6/20/30	9,177	9,165	12	—
Total CDS Contracts					$31,081	$12	$(2,672)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
AUD 7,600,000	4.50	BBSW6M	Receive	Semiannual	9/20/33	$93,980	$(145,474)	$239,454	$—
8,200,000	3.75	SOFR12M	Pay	Annual	12/18/29	(19,439)	29,712	—	(49,151)
22,600,000	3.86	SOFR12M	Pay	Annual	2/28/29	(166,917)	—	—	(166,917)
82,200,000	4.10	SOFR12M	Pay	Annual	2/11/26	(17,374)	—	—	(17,374)
152,180,000	4.10	SOFR12M	Pay	Annual	8/31/29	(2,898,458)	(2,261,798)	—	(636,660)
20,600,000	3.73	SOFR12M	Pay	Annual	8/31/29	(97,169)	—	—	(97,169)
20,700,000	3.74	SOFR12M	Pay	Annual	8/31/29	(100,642)	—	—	(100,642)
16,200,000	3.76	SOFR12M	Pay	Annual	8/31/29	(94,880)	—	—	(94,880)
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
83,500,000	3.74	SOFR12M	Pay	Annual	8/31/29	$(425,321)	$—	$—	$(425,321)
83,600,000	3.75	SOFR12M	Pay	Annual	8/31/29	(446,835)	—	—	(446,835)
18,500,000	3.76	SOFR12M	Pay	Annual	8/31/29	(104,646)	—	—	(104,646)
GBP 19,600,000	3.50	SONIA12M	Receive	Annual	3/19/30	(566,918)	(526,881)	—	(40,037)
Total IRS Contracts							$(2,904,441)	$239,454	$(2,179,632)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW1M–Bank Bill Swap Rate 1 Month
BBSW3M–Bank Bill Swap Rate 3 Months
BBSW6M–Bank Bill Swap Rate 6 Months
BNP–BNP Paribas
BRL–Brazilian Real
CAD–Canadian Dollar
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
ILS–Israeli Shekel
INR–Indian Rupee
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
MSC–Morgan Stanley & Co.
PLN–Polish Zloty
RBC–Royal Bank of Canada
REMIC–Real Estate Mortgage Investment Conduits
SGD–Singapore Dollar
SOFR–Secured Overnight Financing Rate
SOFRINDX–Secured Overnight Financing Rate Index
SONIA–Sterling Overnight Index Average
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SOFR30A–Secured Overnight Financing Rate 30 Days Average
TWD–Taiwan New Dollar
USD–United States Dollar
WF–Wells Fargo
yr–Year
ZAR–South African Rand
LVIP PIMCO Low Duration Bond Fund–13